Note 8 - Income Taxes	3 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 8 – Income Taxes

The Company files income tax returns in the U.S. federal jurisdiction. The Company operates in the state of Nevada, which does not levy an income tax. The Company has analyzed filing positions for all open tax years in the federal jurisdiction where it is required to file income tax returns. The Company identified its federal tax return as its “major” tax jurisdiction, as defined under generally accepted accounting principles.

The Company’s effective tax rate was -3.6% and 0.0% for the years ended March 31, 2021 and 2020, respectively.

Income tax expense was $168,527 for the year ended March 31, 2021, which includes $48,076 in penalties and interest related to a $486,145 tax liability from the March 31, 2018 tax year. Income tax payable at  March 31, 2021 was $761,509 including a $486,145 income tax liability related to the March 31, 2018 tax year and accrued penalties and interest of $154,914. Income tax expense was $86,837 for the year ended March 31, 2020. This amount represents penalties and interest on the March 31, 2018 tax liability. Income tax payable was $592,982 as of March 31, 2020. Income tax expense and income tax payable are included in discontinued operations in the Company's financial statements for the years ended March 31, 2021 and 2020.

Because the Company operates in the State-licensed cannabis industry, it is subject to the limitations of Internal Revenue Code Section 280E (“280E”) for U.S. income tax purposes. Under 280E, the Company is allowed to deduct expenses that are directly related to the production of its products, i.e., cost of goods sold, but is allowed no further deductions for ordinary and necessary business expenses from its gross profit. The Company believes that the deductions disallowed include the deduction of NOLs. The unused NOLs will continue to carry forward and may be used by the Company to offset future taxable income that is not subject to the limitations of 280E.

At  March 31, 2021 and 2020 respectively, the Company had net operating loss carryforwards (“NOLs”) for income tax purposes of $51,776,062 and $50,596,940. $34,481,122 of the Company's NOL carryforwards are expected to expire at various times from 2025 through 2039. $17,294,940 of the NOL carryforwards generated in tax years ending March 31, 2019 to present have no expiration date. These NOLs have the potential to be used to offset future ordinary taxable income and reduce future cash tax liabilities. Utilization of the Company’s net operating losses may be subject to substantial annual limitation if the Company experiences a 50% change in ownership, as provided by the Internal Revenue Code. Such an ownership change would substantially increase the possibility of net operating losses expiring before complete utilization.

The provision for income taxes included in discontinued operations is different than would result from applying the U.S. statutory rate to profit before taxes for the reasons set forth in the following reconciliation:

	2021	2020
Tax benefit computed at U.S. statutory rates	$(697,040)	$(2,178,478)
Increases (decreases) in taxes resulting from:
IRC Section 280E	173,045	202,877
Other permanent items	14,407	22,948
Change in valuation allowance	26,720	1,952,653
Adjustments to valuation of deferred tax assets	603,319	-
Total provision for income taxes	120,451	-
Penalties and interest on prior year tax liabilities	48,076	86,837
Total income tax expense	$168,527	$86,837

The tax effects of the primary temporary differences giving rise to the Company’s deferred tax assets and liabilities are as follows for the year ended March 31, 2021 and 2020:

	2021	2020
Deferred tax assets:
Stock based compensation	$3,131,344	$2,943,816
Net operating loss carryforward	10,460,788	10,625,357
Impairment of long-lived assets	975,461	975,461
Depreciation and Amortization expense	(458,938)	(324,707)
Other temporary items	220,795	136,243
Total deferred tax assets	14,329,450	14,356,170
Less valuation allowance	(14,329,450)	(14,356,170)
Net deferred tax asset	$-	$-

Deferred tax assets are evaluated by considering historical levels of income, estimates of future taxable income and the impact of tax planning strategies. The Company continues to evaluate its deferred tax asset valuation allowance on a quarterly basis. The Company concluded that, as of March 31, 2021, it is more likely than not that the Company will not have sufficient taxable income within the applicable net operating loss carry-forward period to realize any portion of its deferred tax assets.

The Company believes that the tax positions taken in its tax returns would be sustained upon examination by taxing authorities. The Company files income tax returns in the U.S. federal jurisdiction and other required state jurisdictions. The Company's periodic tax returns filed in 2018 and thereafter are subject to examination by taxing authorities under the normal statutes of limitations in the applicable jurisdictions.